REGULATORY CAPITAL REQUIREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk-Weighted Assets Actual Amount	$ 89,615		$ 84,970
Total Capital to Risk-Weighted Assets Actual Ratio	11.53%		10.48%
Total Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Amount	77,691	[1]	81,084	[1]
Total Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Ratio	10.00%	[1]	10.00%	[1]
Tier 1 Capital to Risk-Weighted Assets Actual Amount	79,776		74,695
Tier 1 Capital to Risk-Weighted Assets Actual Ratio	10.27%		9.21%
Tier 1 Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Amount	46,615	[1]	48,650	[1]
Tier 1 Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Ratio	6.00%	[1]	6.00%	[1]
Tier 1 Capital to Average Assets Actual Amount	79,776		74,695
Tier 1 Capital to Average Assets Actual Ratio	6.43%		6.07%
Tier 1 Capital to Average Assets Minimum to Qualify as Well Capitalized Amount	62,041	[1]	61,505	[1]
Tier 1 Capital to Average Assets Minimum to Qualify as Well Capitalized Ratio	5.00%	[1]	5.00%	[1]
Monroe Bank Trust [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk-Weighted Assets Actual Amount	88,992		84,441
Total Capital to Risk-Weighted Assets Actual Ratio	11.46%		10.42%
Total Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Amount	77,623	[1]	81,033	[1]
Total Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Ratio	10.00%	[1]	10.00%	[1]
Tier 1 Capital to Risk-Weighted Assets Actual Amount	79,113		74,106
Tier 1 Capital to Risk-Weighted Assets Actual Ratio	10.19%		9.15%
Tier 1 Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Amount	46,574	[1]	48,620	[1]
Tier 1 Capital to Risk-Weighted Assets Minimum to Qualify as Well Capitalized Ratio	6.00%	[1]	6.00%	[1]
Tier 1 Capital to Average Assets Actual Amount	79,113		74,106
Tier 1 Capital to Average Assets Actual Ratio	6.38%		6.03%
Tier 1 Capital to Average Assets Minimum to Qualify as Well Capitalized Amount	$ 62,008	[1]	$ 61,481	[1]
Tier 1 Capital to Average Assets Minimum to Qualify as Well Capitalized Ratio	5.00%	[1]	5.00%	[1]

[1]	Although the Bank’s capital ratios exceed the “Well Capitalized” minimums, the Bank is categorized as “Adequately Capitalized” as of December 31, 2012 and 2011 due to its Consent Order with the FDIC.